Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. (“AGM Holdings”) was incorporated on April 27, 2015 under the laws of the British Virgin Islands. On May 21, 2015, AGM Holdings incorporated a wholly owned subsidiary, AGM Technology Limited (“AGM HK”) in Hong Kong. On August 28, 2015, AGM Holdings incorporated AGM Group Ltd (“AGM Belize”), a Belize limited liability company, which AGM Holdings holds 100% interest. Other than the equity interest in AGM HK and AGM Belize and cash and cash equivalents, AGM Holdings did not conduct any operations or own any material assets or liabilities. AGM HK provides advanced online trading service for financial institutions in Asian areas. AGM Belize is a retail foreign exchange (“forex” or “FX”) broker licensed by IFSC.

On October 13, 2015, AGM HK incorporated a Chinese limited liability subsidiary, Shenzhen AGM Financial Technology Services Co., Ltd (“AGM Shenzhen”), for the purpose of being a holding company for the equity interests in People’s Republic of China (“PRC”).

On November 13, 2015 and September 28, 2016, AGM Shenzhen incorporated two wholly owned Chinese limited liability subsidiaries, Beijing AGM Technology Service Co., Ltd. (“AGM Beijing”), and Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing”), respectively. AGM Shenzhen did not conduct any operations or own any material assets or liabilities except for cash and cash equivalents, insignificant expense and the 100% of the equity interests in AGM Beijing and AGM Nanjing.

On June 14, 2017, AGM Software Service LTD (“AGM Software”) was incorporated under the laws of BVI. AGM Software is a wholly-owned subsidiary of AGM Holdings and its principal activity will be assisting AGM HK in providing our core technology services to customers.

On July 18, 2017, AGMTrade UK LTD (“AGM UK”) was incorporated under the law of England and Wales. AGM UK is a wholly-owned subsidiary of AGM Holdings and its principal activity is advertising on a global scale, and providing core technology services and consulting services to customers.

On July 25, 2017, AGM Trade Global PTY LTD (“AGM Australia”) was incorporated under the law of Australia. AGM Australia is a wholly-owned subsidiary of AGM Holdings. It was formed with the vision to expand our service to customers located in Australia.

On August 14, 2017, AGMClub Service Limited (“AGMClub”) was incorporated under the law of Hong Kong. AGMClub is a wholly-owned subsidiary of AGM Holdings and its primary activity is to provide online marketing on a global scale, especially the greater China area.

As a result, AGM HK, AGM Belize, AGM Shenzhen, AGM Beijing, AGM Nanjing, AGM Software, AMG UK, AGM Australia, and AGMClub are referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The Company is a knowledge and technology intensive company. Currently, the Company is principally engaged in three core businesses: (1) providing online trading platform application and computer program technical support and solution service (“Online Trading and Computer Support Service”); (2) conducting forex trading brokerage business; and (3) providing program trading application technology and management service.